LEASES - Balance sheet information (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
LEASES
Operating lease right-of-use assets	$ 406,810		$ 463,253
Operating lease right-of-use assets- accumulated amortization	(216,570)		(238,418)
Operating lease right-of-use assets, net	190,240		224,835
Operating lease liabilities, current	91,387		83,477
Operating lease liabilities, non-current	118,076		160,706
Total operating lease liabilities	$ 209,463		$ 244,183
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2 years 2 months 4 days		2 years 6 months 29 days
Weighted average discount rate	4.42%		4.72%
Operating lease expenses	$ 44,983	$ 46,154